Property, Plant and Equipment - Schedule Of Property Plant And Equipment (Detail) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant & equipment, net	$ 418,721	$ 0
Development Mockup [Member]
Property, Plant and Equipment [Line Items]
Property, plant & equipment, net	$ 418,721	$ 0